Cover	Feb. 22, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41005
Entity Registrant Name	SIZZLE ACQUISITION CORP.
Entity Central Index Key	0001829322
Entity Tax Identification Number	85-3418600
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4201 Georgia Avenue
Entity Address, Address Line Two	NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20011
City Area Code	202
Local Phone Number	846-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	SZZLU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SZZL
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	SZZLW
Security Exchange Name	NASDAQ